Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Intangible Assets
Intangible Assets

Note 5 – Intangible Assets

Intangible assets are recorded at cost and consist of the license agreement with Duke University. The Company issued Duke University a small block of shares of common stock estimated to have a fair value of $1,073,529 as consideration for granting the Company the license based on the Company’s common stock market price on the date the license agreement was executed (see Note 8). Intangible assets are comprised of the following as of March 31, 2022 and December 31, 2021:

Name	Estimated Life	Balance at December 31, 2021	Additions	Amortization	Balance at March 31, 2022
License agreement	17 Years	$1,028,114	$—	$15,787	$1,012,327
Patents	20 Years	34,742	—	436	34,306
Total		$1,062,856	$—	$16,223	$1,046,633

Depreciation and Amortization expense for the three months ended March 31, 2022, was $16,458.

Estimated future amortization expense as of March 31, 2022:

March 31,
2022
2022 (Remaining 9 months)	$48,663
2023	64,884
2024	64,884
2025	64,884
2026	64,884
Thereafter	738,434
Intangible assets, Net	$1,046,633

Note 5 – Intangible Assets

Intangible assets are recorded at cost and consist of the license agreement with Duke University. The Company issued Duke University a small block of shares of common stock estimated to have a fair value of $1,073,529 as consideration for granting the Company the license based on the Company’s common stock market price on the date the license agreement was executed (see Note 8). Intangible assets are comprised of the following as of December 31, 2021 and 2020:

Name	Estimated Life	Balance at December 31, 2020	Additions	Amortization	Balance at December 31, 2021
License agreement	17 Years	$-	$1,073,529	$45,415	$1,028,114
Patents	20 Years	-	34,741	-	34,741
Total		$-	$1,108,270	$45,415	$1,062,855

Amortization expense for the year ended December 31, 2021 was $45,415. There is no amortization expense associated with the patent expenses.

Estimated future amortization expense as of December 31, 2021:

December 31,
2021
2022	$63,149
2023	63,149
2024	63,149
2025	63,149
2026	63,149
Thereafter	712,369
Intangible assets, Net	$1,028,114